Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Operating activities
Loss and comprehensive loss	$ (22,022)	$ (19,729)	[1]	$ (17,092)	[1]
Items not affecting cash:
Depreciation and amortization	7,062	4,045	[2]	2,707	[2]
Amortization of deferred finance costs	410	525	[2]	483	[2]
Accretion of convertible debentures	689	395	[2]		[2]
Other one-time expenses	1,105	118	[2]	1,180	[2]
Provision for loan losses	18,406	13,343	[2]	16,988	[2]
Stock based compensation expense	1,320	1,343	[2]	1,067	[2]
Unrealized (gain) loss on derivative liability	(1,733)	2,207	[1]	(90)	[1]
Unrealized foreign exchange loss (gain)	668	(403)	[2]	(234)	[2]
Cash flows from (used in) operations before changes in working capital	5,905	1,844	[2]	5,009	[2]
Changes in working capital accounts
Net issuance of loans receivable	(36,428)	(24,927)	[2]	(17,095)	[2]
Investment tax credits	343	(186)	[2]	1,459	[2]
Prepaid expenses, deposits and other assets	(1,824)	(462)	[2]	(236)	[2]
Accounts payable and accruals	2,917	2,489	[2]	(1,660)	[2]
Other liabilities	(116)	(116)	[2]	(214)	[2]
Net cash used in operating activities	(29,203)	(21,358)	[2]	(12,737)	[2]
Investing activities
Purchases of property and equipment	(3,409)	(404)	[2]	(934)	[2]
Investment in intangible assets	(7,644)	(5,017)	[2]	(6,402)	[2]
Net cash used in investing activities	(11,053)	(5,421)	[2]	(7,336)	[2]
Financing activities
Net proceeds from issuance of convertible debentures		13,528	[2]		[2]
Net proceeds from issuance of common shares		24,397	[2]		[2]
Net advances from debentures	1,410		[2]		[2]
Net advances from credit facilities	18,414	10,642	[2]	5,076	[2]
Options exercised	311	148	[2]	247	[2]
Net cash provided by financing activities	20,135	48,715	[2]	6,973	[2]
Increase (decrease) in cash resources	(20,121)	21,936	[2]	(13,100)	[2]
Cash, beginning of year	40,560	18,624	[2]	31,724	[2]
Cash, end of year	$ 20,439	$ 40,560		$ 18,624	[2]

[1]	(1)The consolidated statement of comprehensive loss for the year ended December 31, 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated. For additional information on IFRS 9 adoption, refer to the sections "Impairment of financial assets" and "Summary of IFRS 9 adoption impact" within Note 3 to these consolidated financial statements.
[2]	(1)The consolidated statement of cash flows for the year ended December 31, 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated. For additional information on IFRS 9 adoption, refer to the sections "Impairment of financial assets" and "Summary of IFRS 9 adoption impact" within Note 3 to these consolidated financial statements.